PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Cash paid for the acquisition of property and equipment	$ 204	$ 242
Expense of low value equipment	$ 78	$ 91